Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Other:
Advances to joint venture partner (note 6)	$ 13,931	$ 10,200
Long-term debt (note 7)	(1,533,652)	(1,315,231)
Carrying Amount Asset (Liability) [Member] | Other [Member]
Other:
Advances to joint venture partner (note 6)	13,931	10,200
Carrying Amount Asset (Liability) [Member] | Level 1 [Member] | Recurring [Member]
Estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Partnership's financial instruments that are not accounted for at a fair value on a recurring basis
Cash and cash equivalents and restricted cash	641,621	589,261
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swap Agreement [Member]
Derivative instruments (note 10)
Interest rate swap agreements- assets	166,527	159,603
Swap agreements	(326,229)	(304,066)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 10)
Swap agreements	(10,220)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Other [Member]
Other:
Long-term debt (note 7)	(1,533,652)	(1,315,231)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member] | Recurring [Member]
Derivative instruments (note 10)
Other derivative	(300)	(600)
Fair Value Asset (Liability) [Member] | Level 1 [Member] | Recurring [Member]
Estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Partnership's financial instruments that are not accounted for at a fair value on a recurring basis
Cash and cash equivalents and restricted cash	641,621	589,261
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swap Agreement [Member]
Derivative instruments (note 10)
Interest rate swap agreements- assets	166,527	159,603
Swap agreements	(326,229)	(304,066)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 10)
Swap agreements	(10,220)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Other [Member]
Other:
Long-term debt (note 7)	(1,397,849)	(1,191,117)
Fair Value Asset (Liability) [Member] | Level 3 [Member] | Recurring [Member]
Derivative instruments (note 10)
Other derivative	$ (300)	$ (600)